Rule 497(e)
                                                               File Nos. 2-80886
                                                               and 811-03626



                               Citizens Funds(R)
                          Citizens Core Growth Fund(R)
                        Citizens Emerging Growth Fund(R)
                     Citizens Small Cap Core Growth Fund(R)
                             Citizens Value FundSM
                            Citizens Balanced FundSM
                         Citizens Global Equity Fund(R)
                     Citizens International Growth Fund(R)
                            Citizens Income Fund(R)
                        Citizens Ultra Short Bond FundSM
                         Citizens Money Market Fund(R)



                      Supplement dated January 23, 2003 to
                       Prospectus dated November 1, 2002


Citizens Ultra Short Bond Fund


The Citizens Ultra Short Bond Fund may no longer invest any assets in high-yield securities, commonly known as junk bonds.